Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit, Ending Balance	$ 63,609,630
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(270,102)	$ 503,651
EBP, Form 5500 Caption, Net Assets	63,339,528	59,358,555
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	9,162,957
EBP, Form 5500 Caption, Total Income	9,396,506
Interest Income Fund
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	$ (270,102)	$ (503,651)